Schedule of Outstanding Warrants (Details) - Liability Warrants [Member]	3 Months Ended
	Nov. 30, 2021 shares $ / shares	Nov. 30, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning balance | shares	1,452,843	2,405,369
Weighted average exercise price, outstanding, beginning balance | $ / shares	$ 8.96	$ 9.60
Number of warrants, outstanding, Issued on conversion of convertible debt | shares		36,666
Weighted average exercise price, outstanding, Issued on conversion of convertible debt | $ / shares		$ 7.50
Number of warrants, outstanding, Issued in private placement of convertible debentures | shares		224,719
Weighted average exercise price, outstanding, Issued in private placement of convertible debentures | $ / shares		$ 19.45
Number of warrants, outstanding, Exercised | shares		(7,166)
Weighted average exercise price, outstanding, Exercised | $ / shares		$ 8.28
Number of warrants, outstanding, Expired | shares		(430)
Weighted average exercise price, outstanding, Expired | $ / shares		$ 153.81
Number of warrants, outstanding, endiing balance | shares	1,452,843	2,659,158
Weighted average exercise price, outstanding, endiing balance | $ / shares	$ 8.96	$ 10.39